UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-6377
Dreyfus Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	08/31/06

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
20	Financial Highlights
21	Notes to Financial Statements
28	Report of Independent Registered
Public Accounting Firm
30	Important Tax Information
31	Board Members Information
33	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus
High Yield
Municipal Bond Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus High Yield Municipal Bond Fund, covering the period between its inception on September 30, 2005, through August 31, 2006.

After more than two years of steady and gradual increases, on August 8 the Federal Reserve Board (the “Fed”) decided to hold short-term interest rates unchanged at 5.25% . In the announcement of its decision, the Fed indicated that its previous rate hikes and higher energy prices have contributed to a mild slowdown in U.S. economic growth. A cooling housing market appeared to confirm this view. The Fed also suggested that, despite the recent upward trend stemming from greater resource utilization and higher commodity prices, inflation is expected to subside from current levels.

Most sectors of the U.S. fixed-income market rallied in the wake of the Fed’s announcement, including high yield bonds. Fixed-income investors apparently are optimistic that high energy prices and moderating home values may wring the adverse effects of excessive speculation from the market. Moreover, in our judgment, low default rates and moderate U.S. economic growth should help support high yield bond prices relative to other fixed-income market sectors. As always, we encourage you to talk with your financial advisor about these and other developments to help ensure that your portfolio remains properly diversified and aligned with your current and future investment goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio managers.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

W. Michael Petty and James Welch, Portfolio Managers

How did Dreyfus High Yield Municipal Bond Fund perform relative to its benchmark?

For the period between its inception on September 30, 2005, and the end of its annual reporting period on August 31, 2006, the fund produced an 11.35% total return.1 In comparison, the fund’s benchmark, the Lehman Brothers Municipal Bond Index, produced a 3.73% total return for the same period.2

Positive economic growth, strong business conditions and robust investor demand supported prices of high yield municipal bonds over the reporting period.These factors helped the fund produce a higher return than that of its benchmark, which placed less emphasis on tax-exempt securities from lower-rated issuers.

What is the fund’s investment approach?

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal.To pursue its goals, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 65% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus.The fund may invest up to 10% of its assets in defaulted municipal bonds. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds.The fund may invest up to 35% of its assets in higher-quality municipal bonds rated AAA/Aaa to A or the unrated equivalent as determined by Dreyfus.

We may buy and sell bonds based on credit quality, market outlook and yield potential.When selecting municipal bonds, we may assess the current interest rate environment and the municipal bond’s credit profile and potential volatility in different rate environments.We focus on bonds with

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

the potential to offer attractive current income, including those that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which sell at a price below their face value, or to “premium” bonds, which sell at a price above their face value.The fund’s allocation to either discount or premium bonds will change with our view of the current interest rate and market environments.We also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The U.S. economy continued to expand, supporting credit conditions for high yield municipal bond issuers. Strengthening labor markets and rising corporate earnings helped offset potentially negative influences, including volatile energy prices and rising short-term interest rates.As a result, business conditions remained sound in most industries. Even the nation’s airlines, which had been hard-hit by terrorism and higher fuel prices, saw business fundamentals improve after raising fares and reducing operating costs in a consolidating industry. The automotive industry, which has struggled with high labor costs and competitive pressures, saw its bonds rebound as companies took steps to address their structural problems.

In addition, the market was supported by strong investor demand for income-producing securities. Because high yield municipal bonds typically offer more attractive levels of tax-free income than municipal bonds with higher credit ratings, they were subject to particularly robust investor demand.

The fund benefited as market conditions improved. In addition, the fund received strong contributions from securities backed by the states’ settlement of litigation with U.S. tobacco companies, which rallied when several key legal disputes were adjudicated in favor of the tobacco companies. While we found fewer opportunities among bonds issued on behalf of health care facilities, we nonetheless identified a number of heath care credits with strong income characteristics, helping to bolster the fund’s performance. During the second half of the reporting

4

period, we found income opportunities among housing bonds backed by state mortgage programs as well as securities issued to finance charter schools and other public projects. In addition, the fund benefited when one of its holdings was “pre-refunded” during the reporting period, a process in which new bonds are issued at lower rates and the proceeds set aside to retire existing debt at the earliest opportunity.

What is the fund’s current strategy?

We recently have seen signs of weaker economic growth, including a softening U.S. housing market and less impressive employment gains. Indeed, signs of a possible economic slowdown enabled the Federal Reserve Board to refrain from raising interest rates at its August meeting, the first in more than two years without a rate hike. However, we have seen no evidence of deteriorating credit conditions for high yield municipal bond issuers, and supply-and-demand factors appear to remain supportive of bond prices. Therefore, we have continued to find new opportunities among high yield municipal bonds, while maintaining our risk management strategies of broad diversification and extensive fundamental research into individual credits.

September 15, 2006

[1]	The fund’s total return has been achieved over a relatively short time period and may not be replicated over the long term.Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
Return figure provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect until August 31, 2006, at which time it was terminated. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.The fund’s total return has been achieved over a relatively short time period and may not be replicated over the long term.
The above graph compares a $10,000 investment made in Dreyfus High Yield Municipal Bond Fund on 9/30/05
(inception date) to a $10,000 investment made in the Lehman Brothers Municipal Bond Index (the “Index”) on that date. All capital gains and distributions are reinvested.
The fund’s performance shown in the line graph takes into account all applicable fees and expenses.The fund invests primarily in municipal securities.The Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Municipal Bond Fund from March 1, 2006 to August 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended August 31, 2006

Expenses paid per $1,000 †	$ 6.00
Ending value (after expenses)	$1,051.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended August 31, 2006

Expenses paid per $1,000 †	$ 5.90
Ending value (after expenses)	$1,019.36

† Expenses are equal to the fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect actual days since inception).

The Fund 7

STATEMENT OF INVESTMENTS August 31, 2006
Long-Term Municipal	Coupon	Maturity	Principal
Investments—100.7%	Rate (%)	Date	Amount ($)	Value ($)

Arizona—2.5%
Pima County Industrial Development
Authority, Education Facility
Revenue (Choice Education and
Development Corporation Project)	6.38	6/1/36	2,000,000	2,033,120
California—2.7%
California Municipal Finance
Authority, Education Revenue
(American Heritage Education
Foundation Project)	5.25	6/1/36	1,100,000	1,119,657
California Statewide Communities
Development Authority,
Revenue (Bentley School)	6.75	7/1/32	1,000,000	1,088,960
Colorado—8.1%
Arista Metropolitian District,
Special Revenue	6.75	12/1/35	1,000,000	1,070,480
Colorado Educational and Cultural
Facilities Authority, Revenue
(Cerebral Palsy of Colorado Project)	6.25	5/1/36	1,275,000	1,308,813
Denver City and County,
Special Facilities Airport Revenue
(United Airlines Project)	6.88	10/1/32	880,000 [a]	1,113,200
El Paso County,
SFMR (Collateralized: FNMA
and GNMA)	6.20	11/1/32	1,385,000	1,454,112
Murphy Creek Metropolitan District
Number 3, GO Improvement	6.13	12/1/35	1,380,000	1,469,010
District of Columbia—2.5%
District of Columbia Tobacco
Settlement Financing Corp.,
Tobacco Settlement
Asset-Backed Bonds	6.50	5/15/33	580,000	674,175
District of Columbia Tobacco
Settlement Financing Corp.,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/15/46	11,560,000	1,019,939
Metropolitan Washington Airports
Authority, Special Facilities
Revenue (Caterair
International Corp.)	10.13	9/1/11	320,000	320,464

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida—6.7%
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	7.00	7/1/36	3,000,000	3,228,810
Santa Rosa Bay Bridge Authority,
Revenue	0.00	7/1/17	1,000,000	525,960
Santa Rosa Bay Bridge Authority,
Revenue	0.00	7/1/21	1,380,000	575,170
Winter Garden Village at Fowler
Groves Community Development
District, Special Assessment	5.65	5/1/37	1,000,000	1,027,270
Georgia—3.7%
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	1,965,000	2,030,592
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.63	9/1/30	900,000	963,990
Illinois—5.1%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.00	10/1/33	600,000	628,848
Chicago O’Hare International
Airport, Special Facilities
Revenue (American Airlines
Inc. Project)	8.20	12/1/24	1,300,000	1,333,150
Illinois Educational Facilities
Authority, Student Housing
Revenue (University
Center Project)	6.25	5/1/30	1,000,000	1,087,840
Lombard Public Facilities Corp.,
Conference Center and First
Tier Hotel Revenue	7.13	1/1/36	1,000,000	1,070,760
Iowa—1.3%
Coralville,
Annual Appropriation
Urban Renewal Tax
Increment Revenue	6.00	6/1/36	1,000,000	1,022,530

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Kansas—1.7%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	1,320,000	1,384,139
Kentucky—3.6%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	1,070,000	1,130,113
Three Forks Public Properties
Corp., First Mortgage Revenue
(Regional Detention Facility Project)	5.50	12/1/20	1,760,000	1,771,880
Michigan—4.5%
Charyl Stockwell Academy,
COP	5.90	10/1/35	1,000,000	1,024,780
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	1,000,000	1,093,780
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	1,530,000	1,529,816
Missouri—2.4%
Barton County,
HR	5.45	7/1/31	1,000,000	1,015,820
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	7.50	3/1/31	870,000	909,080
Nevada—.5%
Nevada Housing Division
(Single Family Program)
(Collateralized; FHA)	6.80	4/1/27	370,000	370,714
New Hampshire—2.5%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Memorial Hospital Issue)	5.25	6/1/36	2,000,000	2,038,820
New Jersey—6.6%
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	1,000,000	1,017,690

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (Gloucester
Marine Terminal Project)	6.63	1/1/37	2,000,000 [b]	2,016,920
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental
Airlines, Inc. Project)	6.25	9/15/29	1,475,000	1,507,140
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	6.75	6/1/39	700,000	785,988
New Mexico—1.8%
New Mexico Mortgage Finance
Authority (Single Family
Mortgage Program)
(Collateralized: FHLMC,
FNMA and GNMA)	6.15	7/1/35	1,310,000	1,410,254
New York—5.2%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade
Center Project)	6.25	3/1/15	1,500,000	1,596,150
New York Liberty Development
Corporation, Revenue (National
Sports Museum Project)	6.13	2/15/19	2,500,000	2,583,225
Oregon—2.1%
Oregon,
GO (Veterans Welfare)	5.25	10/1/42	1,620,000	1,651,590
Other State—2.6%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000	2,053,800
Pennsylvania—8.5%
Allegheny County Industrial
Development Authority, EIR
(United States Steel Corp. Project)	5.50	11/1/16	1,000,000	1,049,480
Bucks County Industrial
Development Authority,
Retirement Community Revenue
(Ann’s Choice, Inc. Facility)	6.25	1/1/35	1,500,000	1,598,115
Lehman Municipal Trust Receipts
(Pennsylvania Economic
Development Financing Authority)	7.70	6/1/31	2,000,000 [c,d]	2,086,420

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(AHF/Montgomery Inc. Project)	6.88	4/1/36	2,000,000	2,076,560
Rhode Island—1.4%
Central Falls Detention Facility
Corp., Detention Facility
Revenue (The Donald W. Wyatt
Detention Center)	7.25	7/15/35	1,000,000	1,109,000
South Carolina—4.9%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	7.32	12/1/28	2,600,000 [c,d]	2,874,625
Securing Assets for Education,
Installment Purchase Revenue
(Berkeley County School
District Project)	5.13	12/1/30	1,000,000	1,048,710
Tennessee—1.3%
The Health, Educational and
Housing Facility Board of the
City of Chattanooga Revenue
(CDFI Phase 1, LLC Project)	6.00	10/1/35	1,000,000	1,046,590
Texas—7.0%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc. Project)	7.50	12/1/29	2,100,000	2,105,838
Dallas-Fort Worth International
Airport Facility Improvement
Corp., Revenue (American
Airlines Inc.)	6.38	5/1/35	1,000,000	969,340
Willacy County Local Government
Corp., Project Revenue	6.00	3/1/09	2,500,000	2,537,850
Virginia—1.3%
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/21	1,000,000	1,039,440

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Washington—3.7%
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,712,403
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,281,312
West Virginia—1.5%
The County Commission of Ohio
County, Special District
Excise Tax Revenue (Fort Henry
Economic Opportunity
Development District—The
Highlands Project)	5.63	3/1/36	1,150,000	1,188,019
Wisconsin—3.7%
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.35	6/1/27	2,880,000 [c,d]	3,069,518
Wyoming—1.3%
Sweetwater County,
SWDR (FMC Corp. Project)	5.60	12/1/35	1,000,000	1,052,850
Total Long-Term Municipal Investments
(cost $78,443,873)				80,904,619

Short-Term Municipal
Investments—3.6%

Florida—1.0%
Broward County Health Facilities
Authority, Revenue, Refunding
(John Knox Village of Florida,
Inc. Project) (Insured; Radian
Bank and Liquidity Facility;
SunTrust Bank)	3.55	9/1/06	800,000 [e]	800,000
Texas—1.2%
Lower Neches Valley Authority
Industrial Development Corporation,
Exempt Facilities Revenue,
Refunding (ExxonMobil Project)	3.45	9/1/06	1,000,000 [e]	1,000,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Virginia—1.4%
Loudoun County Industrial
Development Authority,
Multi-Modal Revenue (Howard
Hughes Medical Institute Issue)	3.54	9/1/06	1,100,000 [e]	1,100,000
Total Short-Term Municipal Investments
(cost $2,900,000)				2,900,000

Total Investments (cost $81,343,873)			104.3%	83,804,619
Liabilities, Less Cash and Receivables			(4.3%)	(3,474,638)
Net Assets			100.0%	80,329,981

[a] Non-income producing security; interest payments in default.
[b] Purchased on a delayed delivery basis.
[c] Collateral for floating rate borrowings.
[d] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $8,030,563 or 10.0% of net assets.
[e] Securities payable on demand.Variable interest rate—subject to periodic change.

14

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (continued)
Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	10.2
AA		Aa		AA	5.4
A		A		A	4.4
BBB		Baa		BBB	13.8
BB		Ba		BB	4.5
B		B		B	1.9
CCC		Caa		CCC	5.5
F1		MIG1/P1		SP1/A1	3.6
Not Rated [f]		Not Rated [f]		Not Rated [f]	50.7
					100.0

†	Based on total investments.
[f]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES August 31, 2006
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	81,343,873	83,804,619
Cash		1,134,113
Interest receivable		1,178,332
Receivable for shares of Common Stock subscribed		665,520
Prepaid expenses		15,703
		86,798,287

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		42,893
Payable for floating rate notes issued		3,740,000
Payable for investment securities purchased		2,565,482
Interest and related expenses payable		30,878
Payable for shares of Common Stock redeemed		46,218
Accrued expenses		42,835
		6,468,306

Net Assets ($)		80,329,981

Composition of Net Assets ($):
Paid-in capital		77,636,951
Accumulated net realized gain (loss) on investments		232,284
Accumulated net unrealized appreciation
(depreciation) on investments		2,460,746

Net Assets ($)		80,329,981

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		6,022,682
Net Asset Value, offering and redemption price per share—Note 3(d) ($)		13.34

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS From September 30, 2005 (commencement of operations) to August 31, 2006
Investment Income ($):
Interest Income	2,167,941
Expenses:
Management fee—Note 3(a)	220,860
Interest and related expenses	71,103
Legal fees	44,777
Auditing fees	33,924
Registration fees	28,498
Distribution fees—Note 3(b)	23,470
Shareholder servicing costs—Note 3(b)	12,144
Prospectus and shareholders’ reports	5,965
Custodian fees—Note 3(b)	5,859
Directors’ fees and expenses—Note 3(c)	2,082
Interest expense—Note 2	496
Loan commitment fees—Note 2	83
Miscellaneous	10,630
Total Expenses	459,891
Less—reduction in management fee
due to undertaking—Note 3(a)	(11,300)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(8,654)
Net Expenses	439,937
Investment Income—Net	1,728,004

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	227,809
Net unrealized appreciation (depreciation) on investments	2,460,746
Net Realized and Unrealized Gain (Loss) on Investments	2,688,555
Net Increase in Net Assets Resulting from Operations	4,416,559

See notes to financial statements.
18

STATEMENT OF CHANGES IN NET ASSETS From September 30, 2005 (commencement of operations) to August 31, 2006
Operations ($):
Investment income—net	1,728,004
Net realized gain (loss) on investments	227,809
Net unrealized appreciation (depreciation) on investments	2,460,746
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,416,559

Dividends to Shareholders from ($):
Investment income—net	(1,723,506)

Common Stock Transactions ($):
Net proceeds from shares sold	85,669,647
Dividends reinvested	1,333,668
Cost of shares redeemed	(9,366,387)
Increase (Decrease) in Net Assets from
Common Stock Transactions	77,636,928
Total Increase (Decrease) in Net Assets	80,329,981

Net Assets ($):
Beginning of Period	—
End of Period	80,329,981

Capital Share Transactions (Shares):
Shares sold	6,640,502
Shares issued for dividends reinvested	102,202
Shares redeemed	(720,022)
Net Increase (Decrease) in Shares Outstanding	6,022,682

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following table describes the performance for the period from September 30, 2005 (commencement of operations) to August 31, 2006.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net [a]	.57
Net realized and unrealized
gain (loss) on investments	.82
Total from Investment Operations	1.39
Distributions:
Dividends from investment income—net	(.55)
Net asset value, end of period	13.34

Total Return (%)	11.35[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.24[c,d]
Ratio of net expenses to average net assets	1.18[c,d]
Ratio of net investment income (loss)
to average net assets	4.68[c]
Portfolio Turnover Rate	74.52[b]

Net Assets, end of period ($ x 1,000)	80,330

[a] Based on average shares outstanding at each month end.
[b] Not annualized.
[c] Annualized.
[d]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets have been restated.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return. See Note 5.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund, which commenced operations on September 30, 2005.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (‘Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

22

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

At August 31, 2006, the accumulated earnings on a tax basis were as follows: undistributed tax exempt income $23, undistributed ordinary income $248,949 and unrealized appreciation $2,444,081.

The tax character of distributions paid during the fiscal period ended August 31, 2006, were as follows: tax exempt income $1,723,506.

During the period ended August 31, 2006, as a result of permanent book to tax differences, primarily due to the tax treatment of amortization adjustments, the fund decreased accumulated undistributed investment income-net by $4,498, increased net realized gain (loss) on investments by $4,475 and increased paid-in capital by $23. Net assets were not affected by this reclassification.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Bank Line of Credit:

The fund participates with other The Manager-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of the borrowings.

The average daily amount of borrowings outstanding during the period ended August 31, 2006 was approximately $10,298 with a related weighted average annualized interest rate of 5.23% .

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Manager had contractually agreed, to waive receipt of its fees and/or assume certain expenses of the fund, until August 31, 2006, so that fund expenses, excluding taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, do not exceed an annual rate of 1.10% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $11,300 during the period ended August 31, 2006.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, the fund may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of the fund’s shares. During the period ended August 31, 2006, the fund was charged $23,470 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing per-

24

sonnel and facilities to perform transfer agency services for the fund. During the period ended August 31, 2006, the fund was charged $6,641 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2006, the fund was charged $5,859 pursuant to the custody agreement.

During the period ended August 31, 2006, the fund was charged $3,995 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $35,251, Rule 12b-1 service plan fees $3,547, chief compliance officer fees $1,895 and transfer agency per account fees $2,200.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within thirty days following the date of issuance, subjet to exceptions, including redemptions made through use of the fund’s exchange privilege.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2006, amounted to $102,951,712 and $28,407,934, respectively.

At August 31, 2006, the cost of investments for federal income tax purposes was $77,620,538; accordingly, accumulated net unrealized appreciation on investments was $2,444,081, consisting of $2,462,792 gross unrealized appreciation and $18,711 gross unrealized depreciation.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 5—Restatement:

Subsequent to the issuance of the August 31, 2006 financial statements, the fund determined that the transfers of certain tax-exempt municipal bond securities by the fund to special purpose bond trusts in connection with participation in inverse floater structures do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, and should have been accounted for as a secured borrowing.

The correction of the above item resulted in the restatement of the ratio of total and net expenses of the financial highlights table as shown below:

Ratio of Total Expenses	2006

As previously reported	1.06%
As restated	1.24%
Ratio of Net Expenses	2006

As previously reported	1.00%
As restated	1.18%

This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value per share or total return.

In addition, the statement of investments, the statement of assets and liabilities, the statement of operations and the statement of changes in net assets were also restated as follows:

	2006	2006
	As Previously Reported	As Restated

Portfolio of Investments:
Total investments	80,064,619	83,804,619
Identified cost	77,624,901	81,343,873
Other assets and liabilities	265,362	(3,474,638)

26

	2006	2006
	As Previously Reported	As Restated

Statement of Assets and Liabilities:
Total investments in securities, at value	80,064,619	83,804,619
Identified cost	77,624,901	81,343,873
Interest receivable	1,147,454	1,178,332
Total assets	83,027,409	86,798,287
Payable for floating rate notes issued	—	3,740,000
Interest and related expenses payable	—	30,878
Total liabilities	2,697,428	6,468,306
Accumulated net realized
gain (loss) on investments	253,312	232,284
Net unrealized appreciation
(depreciation) of investments	2,439,718	2,460,746
Statement of Operations:
Investment income—Interest	2,096,838	2,167,941
Expenses—Interest and related expenses	—	71,103
Total expenses	388,788	459,891
Net expenses	368,834	439,937
Net realized gain (loss) on investments	248,837	227,809
Net unrealized appreciation
(depreciation) of investments	2,439,718	2,460,746
Statement of Changes in Net Assets:
Net realized gain (loss) on investments	248,837	227,809
Net unrealized appreciation
(depreciation) on investments	2,439,718	2,460,746

The Fund 27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus High Yield Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus High Yield Municipal Bond Fund (one of the funds comprising Dreyfus Municipal Funds, Inc.) as of August 31, 2006, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period from September 30, 2005 (commencement of operations) to August 31, 2006. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of August 31, 2006 and confirmation of securities not held by the custodian by correspondence with others.We believe that our audit provides a reasonable basis for our opinion.

28

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus High Yield Municipal Bond Fund at August 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for the period from September 30, 2005 to August 31, 2006, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 5, the statement of assets and liabilities, including the statement of investments, as of August 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein have been restated.

The Fund 29

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended August 31, 2006 as “exempt-interest dividends” (not generally subject to federal income tax).

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2006 calendar year on Form 1099-DIV which will be mailed by January 31, 2007.

30

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62) Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee

Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engaging in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor- related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 189

———————
David W. Burke (70) Board Member (1994)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee

Other Board Memberships and Affiliations:

  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 80

———————

Gordon J. Davis (65) Board Member (1995)

Principal Occupation During Past 5 Years:

  Partner in the law firm of LeBoeuf, Lamb, Greene & MacRae, LLP
  President, Lincoln Center for the Performing Arts, Inc. (2001)

Other Board Memberships and Affiliations:

  Consolidated Edison, Inc., a utility company, Director
  Phoenix Companies, Inc., a life insurance company, Director
  Board Member/Trustee for several not-for-profit groups

No. of Portfolios for which Board Member Serves: 24

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Joni Evans (64) Board Member (1991)
Principal Occupation During Past 5 Years:
  Principal, Joni Evans Ltd.
  Senior Vice President of the William Morris Agency (2005)
No. of Portfolios for which Board Member Serves: 15

———————
Arnold S. Hiatt (79) Board Member (1991)

Principal Occupation During Past 5 Years:

• Chairman of The Stride Rite Charitable Foundation

Other Board Memberships and Affiliations:
  Isabella Stewart Gardner Museum,Trustee
  John Merck Fund, a charitable trust,Trustee
  Business for Social Responsibility, Director
  The A.M. Fund,Trustee
No. of Portfolios for which Board Member Serves: 15

———————

Burton N. Wallack (55)
Board Member (1991)

Principal Occupation During Past 5 Years:

• President and co-owner of Wallack Management Company, a real estate management company

No. of Portfolios for which Board Member Serves: 15

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Samuel Chase, Emeritus Board Member

32

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

The Fund 33

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 205 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 201 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

34

NOTES

For More Information

Dreyfus	Transfer Agent &
High Yield Municipal Bond Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were 116,324 in 2005 and $151,423 in 2006.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2005 and $0 in 2006.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $11,829 in 2005 and $13,884 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies (as applicable).

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $275 in 2005 and $283 in 2006. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,013,651 in 2005 and $445,221 in 2006.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to a change in accounting for investments in certain inverse floater structures. As a consequence of this change, Dreyfus Municipal Funds, Inc. - Dreyfus High Yield Municipal Bond Fund has restated one or more sections of certain historical financial statements to account for these investments as secured borrowings and to report the related income and expense.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 20, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 20, 2007

EXHIBIT INDEX

	(a)(1)	Code of ethics referred to in Item 2.

	(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

	(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)